Significant Customers (Details) (Consolidated net revenues [Member], Client Concentration Risk [Member])	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Clients	Dec. 21, 2011	Dec. 31, 2010
Consolidated net revenues [Member] | Client Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Additional Characteristic		The Company's top 20 clients accounted for approximately
Number of clients		20
Concentration Risk, Percentage	35.00%	37.00%	37.00%	37.00%
Concentration Risk, Benchmark Description		the Company's consolidated net revenues